CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
CURRENT ASSETS:
Cash and cash equivalents	$ 57,263	$ 50,051
Short-term deposits	36,929	98,000
Available-for-sale marketable securities	49,565	49,814
Trade receivables (net of allowance for doubtful accounts of $440 and $40 as of December 31, 2014 and December 31, 2013, respectively	10,865	7,416
Other accounts receivable and prepaid expenses	4,735	3,153
Inventories	6,459	5,969
Total current assets	165,816	214,403
NON-CURRENT ASSETS:
Long-term deposits	42,000	5,000
Severance pay fund	7,091	7,416
Long-term investment and others	348	364
Total non-current assets	49,439	12,780
PROPERTY AND EQUIPMENT, NET	3,601	2,114
INTANGIBLE ASSETS, NET	17,312	4,127
GOODWILL	127,355	96,276
Total assets	363,523	329,700
CURRENT LIABILITIES:
Trade payables	2,664	3,951
Other accounts payable and accrued expenses	13,726	7,309
Total current liabilities	16,390	11,260
ACCRUED SEVERANCE PAY	7,815	8,164
COMMITMENTS AND CONTINGENT LIABILITIES
SHAREHOLDERS' EQUITY:
Share capital Ordinary shares of NIS 0.02 par value Authorized: 50,000,000 shares at December 31, 2014 and 2013; Issued and outstanding: 29,698,925 and 28,868,495 shares at December 31, 2014 and December 31, 2013, respectively.	169	164
Additional paid-in capital	349,050	328,003
Accumulated other comprehensive income (loss)	(731)	437
Accumulated deficit	(9,170)	(18,328)
Total shareholders' equity	339,318	310,276
Total liabilities and shareholders' equity	$ 363,523	$ 329,700